LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8: LEASES

A. Operating leases

The Company has entered into various non-cancelable operating leases for its offices expiring between fiscal 2024 and 2031. Certain lease agreements contain an option for the Company to extend the lease term or an option to terminate a lease early. The Company considers these options, which may be elected at the Company’s sole discretion, in determining the lease term on a lease-by-lease basis. Additionally, the Company entered into certain cancelable monthly lease agreements for short-term periods of up to one year.

B. The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

Years Ending December 31,	Amount
2024	$18,830
2025	18,683
2026	12,439
2027	8,449
2028	6,095
Thereafter	-
Total undiscounted cash flows	$64,496
Less: Imputed interest	$(3,349)
Present value of lease liabilities	$61,147

As of December 31, 2023, the Company has an additional operating lease that has not yet commenced, which is excluded from the table above. The operating lease will commence in fiscal year 2024 with a total of $1,700 of undiscounted future payments with a lease term of two years. Refer to Note 9 for leases entered into after December 31, 2023.

Supplemental balance sheet information related to leases is as follows:

	Year ended December 31,
	2023	2022
Weighted-average remaining lease term	3.7 years	4.5 years
Weighted-average discount rate	3.5%	3.6%